Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		$ 24
Trade receivables		7
Other financial assets		2
Prepaid expenses and other current assets		0
Current assets		33
Property and equipment		1
Equity method investments		8
Other non-current assets		3
Total assets		187
Payables and accruals		(5)
Current taxes payable		(15)
Deferred revenue	[1]	(1)
Current liabilities		(21)
Other financial liabilities		(30)
Deferred tax		(28)
Total liabilities		(79)
Net assets acquired		108
Goodwill		207
Less: Fair value of previously held investment		(83)
Total		232
Businesses acquired, net of cash		208
Software [Member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		137
Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		$ 5
Safe Send [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents			$ 14
Trade receivables			12
Other financial assets			0
Prepaid expenses and other current assets			2
Current assets			28
Property and equipment			1
Equity method investments			0
Other non-current assets			1
Total assets			293
Payables and accruals			(4)
Current taxes payable			0
Deferred revenue	[1]		(16)
Current liabilities			(20)
Other financial liabilities			(1)
Deferred tax			(49)
Total liabilities			(70)
Net assets acquired			223
Goodwill			376
Less: Fair value of previously held investment			0
Total			599
Businesses acquired, net of cash			585
Safe Send [Member] | Software [Member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets			225
Safe Send [Member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets			$ 38

[1]	Represents the fair value of deferred revenue, which is computed as the cost of providing services to customers in the post-acquisition period plus a reasonable profit margin. Under IFRS, the acquired deferred revenue is typically lower than the amount the seller recognized.